Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses And Other Current Liabilities [Abstract]
Accrued expenses	$ 995	$ 1,246
Employees and payroll accruals	958	1,167
Other liabilities	18	16
Total	$ 1,971	$ 2,429